Stock Options Outstanding, Employees Stock Option Schemes (Detail) (Employees Stock Option Scheme)	12 Months Ended
	Mar. 31, 2013 Plan ''B'' USD ($)	Mar. 31, 2013 Plan ''B'' INR	Mar. 31, 2013 Plan ''C'' USD ($)	Mar. 31, 2013 Plan ''C'' INR	Mar. 31, 2013 Plan ''D'' USD ($)	Mar. 31, 2013 Plan ''D'' INR	Mar. 31, 2013 Plan "E" USD ($)	Mar. 31, 2013 Plan "E" INR	Mar. 31, 2013 General ESOP USD ($)	Mar. 31, 2013 General ESOP INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	$ 3.65	198.97	$ 3.65	198.97	$ 4.03	219.74	$ 8.07	440.16	$ 1.97	107.30
Range of exercise price, Upper Range	$ 4.03	219.74	$ 4.03	219.74	$ 6.25	340.96	$ 9.32	508.23	$ 4.62	251.72
Number Of Shares Arising Out Of Options	614,500	614,500	705,400	705,400	12,058,100	12,058,100	51,175,300	51,175,300	889,745	889,745
Weighted Average Remaining Life	6 months 11 days	6 months 11 days	5 months 9 days	5 months 9 days	1 year 4 months 21 days	1 year 4 months 21 days	3 years 7 months 24 days	3 years 7 months 24 days	1 year 1 month 2 days	1 year 1 month 2 days
Weighted Average Exercise Price		203.50		208.12		285.60		457.40		210.75